Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2011
Earnings Per Share [Abstract]
Computation Of Basic And Diluted Earnings Per Share

	Year ended December 31,
	2009	2010	2011
Net income	$357,523	$452,826	$543,966

Weighted average Ordinary shares outstanding (in thousands)	209,371	208,106	206,917

Dilutive effect:
Employee stock options and RSUs (in thousands)	2,837	4,827	7,005

Diluted weighted average Ordinary shares outstanding (in thousands)	212,208	212,933	213,922

Basic earnings per Ordinary share	$1.71	$2.18	$2.63

Diluted earnings per Ordinary share	$1.68	$2.13	$2.54